Note 16 - Redeemable Non-controlling Interest - Redeemable Non-controlling Interest in Subsidiary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Balance	$ 629	$ 3,487
Capital increase in non-controlling interest		3,750
Net loss attributable to redeemable non-controlling interest	(6,839)	(6,608)	$ (263)
Transfer to Additional Paid-In Capital due to purchase of non-controlling interest	3,757
Balance	$ (2,453)	$ 629	$ 3,487